UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04656

Ellsworth Growth and Income Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

James A. Dinsmore
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Ellsworth Growth and Income Fund Ltd.

Semiannual Report — March 31, 2021

(Y)our Portfolio Management Team

Thomas H. Dinsmore, CFA BS, Wharton School of Business MA, Fairleigh Dickinson University	Jane D. O’Keeffe BA, University of New Hampshire	James A. Dinsmore, CFA BA, Cornell University MBA, Rutgers University

To Our Shareholders,

For the six months ended March 31, 2021, the net asset value (NAV) total return of the Ellsworth Growth and Income Fund Ltd. was 16.9% compared with total returns of 23.1% and 22.7% for the ICE Bank of America U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 26.4%. The Fund’s NAV per share was $14.23, while the price of the publicly traded shares closed at $13.52 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

						Since
						Inception
	Six Months	1 Year	3 Year	5 Year	10 Year	(06/30/86)
Ellsworth Growth and Income Fund Ltd. (ECF) NAV Total Return (c)	16.86%	58.02%	19.67%	16.57%	11.15%	8.74%
Investment Total Return (d)	26.36	73.96	22.86	19.83	12.46	9.42
ICE Bank of America U.S. Convertibles Index	23.10	74.13	21.88	18.79	12.34	N/A (e)
Bloomberg Barclays Balanced U.S. Convertibles Index	22.68	62.18	18.93	14.33	9.19	N/A (f)
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The ICE Bank of America U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on September 30.

(c)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. Total returns and average annual returns were not adjusted for the 2004 rights offering. For the period from December 2008 through October 2015, the distributions were reinvested on the payable date using market prices. From inception through November 2008, distributions were reinvested on the payable date using NAV. Since inception return is based on an initial NAV of $9.30.

(d)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were not adjusted for the 2004 rights offering. Since inception return is based on an initial offering price of $10.00.

(e)	The ICE Bank of America U.S. Convertibles Index inception date is December 31, 1994.

(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of March 31, 2021:

Ellsworth Growth and Income Fund Ltd.

Computer Software and Services	21.6%
Health Care	17.0%
Consumer Services	6.7%
Real Estate Investment Trusts	6.5%
Financial Services	6.3%
Telecommunications	5.7%
Security Software	5.1%
Business Services	4.0%
Energy and Utilities	3.9%
Communications Equipment	3.9%
Consumer Products	2.5%
Diversified Industrial	2.1%
Cable and Satellite	2.1%
U.S. Government Obligations	2.0%
Semiconductors	1.9%
Aerospace	1.6%
Airlines	1.5%
Transportation	1.5%
Automotive: Parts and Accessories	1.4%
Entertainment	1.1%
Equipment and Supplies	0.6%
Food and Beverage	0.5%
Agriculture	0.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 70.5%
	Aerospace — 1.6%
$1,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$1,014,719	$1,803,750
1,638,000	Kaman Corp.,
	3.250%, 05/01/24	1,647,881	1,783,782
		2,662,600	3,587,532
	Airlines — 1.5%
1,505,000	JetBlue Airways Corp.,
	0.500%, 04/01/26(a)	1,524,924	1,661,219
1,000,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,053,123	1,721,875
		2,578,047	3,383,094
	Business Services — 2.4%
2,000,000	MicroStrategy Inc.,
	Zero Coupon, 02/15/27(a)	2,000,000	1,680,000
2,000,000	Perficient Inc.,
	1.250%, 08/01/25(a)	2,000,000	2,588,513
1,000,000	RingCentral Inc.,
	Zero Coupon, 03/01/25	1,068,701	1,100,625
		5,068,701	5,369,138
	Cable and Satellite — 2.1%
	DISH Network Corp.,
2,040,000	Zero Coupon, 12/15/25(a)	2,040,000	2,168,520
1,000,000	3.375%, 08/15/26	955,111	963,800
1,595,000	fuboTV Inc.,
	3.250%, 02/15/26(a)	1,555,612	1,382,666
		4,550,723	4,514,986
	Communications Equipment — 3.7%
750,000	Harmonic Inc.,
	2.000%, 09/01/24	742,060	846,600
1,870,000	InterDigital Inc.,
	2.000%, 06/01/24	1,863,269	1,995,153
1,300,000	Kaleyra Inc.,
	6.125%, 02/15/26	1,300,000	1,300,000
1,250,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	1,306,986	1,460,125
	Vocera Communications Inc.,
900,000	1.500%, 05/15/23	935,644	1,219,500
1,355,000	0.500%, 09/15/26(a)	1,338,462	1,247,447
		7,486,421	8,068,825
	Computer Software and Services — 20.1%
	Bandwidth Inc.,
1,500,000	0.250%, 03/01/26	1,515,530	2,301,000
1,175,000	0.500%, 04/01/28(a)	1,175,000	1,145,625
	Blackline Inc.,
700,000	0.125%, 08/01/24	701,345	1,111,687
1,340,000	Zero Coupon, 03/15/26(a)	1,340,000	1,307,337
Principal			Market
Amount		Cost	Value
$1,375,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	$1,404,961	$2,077,075
695,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	695,000	1,376,534
	Coupa Software Inc.,
870,000	0.125%, 06/15/25	889,712	1,485,525
1,375,000	0.375%, 06/15/26(a)	1,371,643	1,560,625
3,000,000	CSG Systems International Inc.,
	4.250%, 03/15/36	3,060,088	3,150,000
335,000	Dropbox Inc.,
	Zero Coupon, 03/01/28(a)	335,000	347,353
2,030,000	Everbridge Inc.,
	0.125%, 12/15/24	2,052,140	2,592,056
2,000,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,966,675	2,067,500
1,685,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	1,606,367	1,553,570
1,250,000	LivePerson Inc.,
	0.750%, 03/01/24	1,255,782	1,932,210
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	1,502,852	2,681,250
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	985,212	3,350,625
1,750,000	PAR Technology Corp.,
	2.875%, 04/15/26	1,671,030	3,010,000
1,330,000	PROS Holdings Inc.,
	2.250%, 09/15/27(a)	1,330,000	1,683,281
1,735,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,809,443	2,269,553
170,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25(a)	170,000	213,452
2,000,000	Splunk Inc.,
	1.125%, 09/15/25	2,094,949	2,361,250
1,045,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	1,055,150	1,858,794
2,000,000	Workiva Inc.,
	1.125%, 08/15/26	2,018,276	2,647,174
		32,006,155	44,083,476
	Consumer Products — 1.9%
750,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	774,589	2,584,687
1,045,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	1,056,625	1,639,344
		1,831,214	4,224,031
	Consumer Services — 6.7%
1,050,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	1,143,519	1,802,063
1,470,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	1,964,750	2,551,185
	Royal Caribbean Cruises Ltd.,
430,000	4.250%, 06/15/23(a)	473,909	606,515

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Consumer Services (Continued)
$685,000	2.875%, 11/15/23(a)	$685,000	$893,240
685,000	Shopify Inc.,
	0.125%, 11/01/25	685,000	784,325
	Square Inc.,
500,000	0.500%, 05/15/23	527,670	1,460,875
1,000,000	0.250%, 11/01/27(a)	1,027,289	1,134,375
2,105,000	Stride Inc.,
	1.125%, 09/01/27(a)	1,898,574	1,944,599
1,105,000	TechTarget Inc.,
	0.125%, 12/15/25(a)	1,126,615	1,309,646
2,060,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	2,124,542	2,209,350
		11,656,868	14,696,173
	Diversified Industrial — 0.9%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	751,636	1,865,156
	Energy and Utilities — 1.6%
1,155,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	1,194,683	2,121,305
1,700,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,117,076	1,405,863
		2,311,759	3,527,168
	Financial Services — 4.3%
875,000	Chimera Investment Corp.,
	7.000%, 04/01/23	916,313	1,688,203
1,025,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25(a)(b)	1,264,133	3,018,625
1,000,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	975,540	1,090,637
750,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	749,699	621,266
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	1,000,000	2,742,881
335,000	Repay Holdings Corp.,
	Zero Coupon, 02/01/26(a)	335,000	329,137
		5,240,685	9,490,749
	Health Care — 12.7%
1,545,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	1,561,123	1,851,065
735,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	740,550	785,443
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	963,805	1,090,453
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,011,602	1,568,120
1,180,000	Cutera Inc.,
	2.250%, 03/15/26(a)	1,180,000	1,331,158
	Dexcom Inc.,
Principal			Market
Amount		Cost	Value
$575,000	0.750%, 12/01/23	$575,000	$1,268,594
520,000	0.250%, 11/15/25(a)	520,000	513,175
1,360,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	1,360,000	1,399,950
1,960,000	Exact Sciences Corp.,
	0.375%, 03/15/27	1,986,341	2,690,100
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,549,991	2,000,775
	Invacare Corp.,
500,000	4.500%, 06/01/22	441,003	469,688
1,015,000	4.250%, 03/15/26(a)	1,015,000	1,016,865
340,000	MannKind Corp.,
	2.500%, 03/01/26(a)	340,000	344,675
1,171,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,194,075	1,585,973
629,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	629,169	761,939
1,390,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	1,390,000	1,976,406
340,000	SmileDirectClub Inc.,
	Zero Coupon, 02/01/26(a)	340,000	299,413
1,254,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,246,430	1,215,154
1,500,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26	1,511,118	1,522,500
1,870,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	1,895,366	2,087,481
1,500,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,508,649	1,526,250
500,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	426,410	516,875
		23,385,632	27,822,052
	Real Estate Investment Trusts — 0.7%
340,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	340,000	399,500
1,005,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	1,024,258	1,112,409
		1,364,258	1,511,909
	Security Software — 5.1%
1,395,000	2U Inc.,
	2.250%, 05/01/25(a)	1,379,954	2,194,335
1,500,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	1,518,469	1,624,650
515,000	Nice Ltd.,
	Zero Coupon, 09/15/25(a)	515,000	535,385
532,000	Nice Systems Inc.,
	1.250%, 01/15/24	545,476	1,390,847
1,000,000	Okta Inc.,
	0.375%, 06/15/26(a)	1,347,222	1,171,250
2,040,000	Proofpoint Inc.,
	0.250%, 08/15/24	2,094,765	2,186,625

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Security Software (Continued)
$1,515,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	$1,534,056	$2,027,070
		8,934,942	11,130,162
	Telecommunications — 3.7%
1,560,000	8x8 Inc.,
	0.500%, 02/01/24	1,583,749	2,175,225
1,250,000	Infinera Corp.,
	2.500%, 03/01/27	1,197,658	1,811,033
1,345,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,346,048	1,688,816
500,000	Twilio Inc.,
	0.250%, 06/01/23	500,905	2,401,498
		4,628,360	8,076,572
	Transportation — 1.5%
1,700,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	1,575,355	2,030,480
680,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	688,464	814,300
340,000	Uber Technologies Inc.,
	Zero Coupon, 12/15/25(a)	340,000	358,913
		2,603,819	3,203,693
	TOTAL CONVERTIBLE
	CORPORATE BONDS	117,061,820	154,554,716

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.3%
	Agriculture — 0.5%
9,000	Bunge Ltd., 4.875%	999,900	1,041,561
	Business Services — 0.2%
809,253	Amerivon Holdings LLC,
	4.000%(c)	1,294,693	436,035
272,728	Amerivon Holdings LLC,
	common equity units (c)	0	16,364
		1,294,693	452,399
	Financial Services — 0.6%
1,000	Bank of America Corp.,
	7.250%, Ser. L	1,125,153	1,398,000
	Real Estate Investment Trusts — 1.0%
15,000	QTS Realty Trust Inc.,
	6.500%, Ser. B	1,500,000	2,107,650
	TOTAL CONVERTIBLE
	PREFERRED STOCKS	4,919,746	4,999,610
			Market
Shares		Cost	Value
	MANDATORY CONVERTIBLE SECURITIES (d) — 9.9%
	Automotive: Parts and Accessories — 1.4%
19,100	Aptiv plc, Ser. A
	5.500%, 06/15/23	$1,935,577	$3,015,699

	Diversified Industrial — 1.2%
15,000	Colfax Corp.,
	5.750%, 01/15/22	1,554,980	2,702,400

	Energy and Utilities — 2.3%
	NextEra Energy Inc.,
27,900	5.279%, 03/01/23	1,360,125	1,381,887
27,465	6.219%, 09/01/23	1,334,799	1,362,264
24,025	4.872%, 09/01/22	1,187,843	1,379,275
16,290	Spire Inc., Ser. A
	7.500%, 03/01/24	824,500	896,765
		4,707,267	5,020,191
	Equipment and Supplies — 0.6%
1,000	Danaher Corp., Ser. B
	5.000%, 04/15/23	1,304,945	1,295,200

	Financial Services — 1.4%
1,730	2020 Cash Mandatory
	Exchangeable Trust,
	5.250%, 06/01/23	1,771,550	1,949,969
24,000	New York Community Capital
	Trust V,
	6.000%, 11/01/51	1,043,554	1,200,000
		2,815,104	3,149,969
	Health Care — 1.7%
25,445	Avantor Inc., Ser. A
	6.250%, 05/15/22	1,405,621	2,296,920
30,900	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,438,927	1,417,692
		2,844,548	3,714,612
	Semiconductors — 1.3%
1,945	Broadcom Inc., Ser. A
	8.000%, 09/30/22	1,983,484	2,867,883

	TOTAL MANDATORY
	CONVERTIBLE SECURITIES	17,145,905	21,765,954
	COMMON STOCKS — 15.3%
	Business Services — 1.4%
13,000	PayPal Holdings Inc.†	532,384	3,156,920
	Communications Equipment — 0.2%
40,000	Kaleyra Inc.†	500,000	423,000
	Computer Software and Services — 1.5%
14,300	Microsoft Corp.	388,674	3,371,511

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Products — 0.6%
24,000	Unilever plc, ADR	$1,015,518	$1,339,920
	Energy and Utilities — 0.0%
132	Goodrich Petroleum Corp.†	1,489	1,249
	Entertainment — 1.1%
12,500	The Walt Disney Co.†	904,912	2,306,500
	Food and Beverage — 0.5%
30,000	Conagra Brands Inc.	744,389	1,128,000
	Health Care — 2.6%
12,960	Eli Lilly and Co.	691,431	2,421,187
22,651	Merck & Co. Inc.	839,335	1,746,166
40,000	Pfizer Inc.	877,602	1,449,200
		2,408,368	5,616,553
	Real Estate Investment Trusts — 4.8%
10,000	American Tower Corp	900,500	2,390,600
16,100	Crown Castle International
	Corp.(e)	1,232,711	2,771,293
5,000	Equinix Inc.	1,308,172	3,397,950
7,000	SBA Communications Corp.	710,771	1,942,850
		4,152,154	10,502,693
	Semiconductors — 0.6%
20,000	Intel Corp.	546,600	1,280,000
	Telecommunications — 2.0%
30,000	AT&T Inc.	829,600	908,100
16,119	T-Mobile US Inc.†	573,400	2,019,550
25,000	Verizon Communications Inc.	937,353	1,453,750
		2,340,353	4,381,400
	TOTAL COMMON STOCKS	13,534,841	33,507,746

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,131	Goodrich Petroleum Corp.,
	expire 10/12/26†(c)	0	0

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$4,384,000	U.S. Treasury Bills,
	0.005% to 0.049%††,
	04/29/21 to 06/24/21	4,383,920	4,383,915
		Market
	Cost	Value

TOTAL INVESTMENTS — 100.0%	$157,046,232	$219,211,941

Other Assets and Liabilities (Net)		2,824,490
PREFERRED STOCK
(1,200,000 preferred shares outstanding)		(30,000,000)
NET ASSETS
(13,499,458 common shares outstanding)		$192,036,431

NET ASSET VALUE PER SHARE
($192,036,431 ÷ 13,499,458 shares outstanding)		$14.23

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	At March 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $3,018,625 or 1.38% of the Fund’s total investments, which were valued under methods approved by the Board of Trustees as follows:

03/31/21
Acquisition				Carrying
Principal		Acquisition	Acquisition	Value
Amount	Issuer	Dates	Cost	Per Bond
$1,025,000	Colony Capital Operating
	Co. LLC, 5.750%,	07/17/20 -
	07/15/25	11/11/20	$1,264,133	$2,945.0000

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(e)	Securities, or a portion thereof, with a value of $2,065,560 were deposited with Pershing LLC.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)
Assets:
Investments, at value (cost $157,046,232)	$219,211,941
Receivable for investments sold	7,442,386
Dividends and interest receivable	535,986
Deferred offering expense	103,008
Prepaid expenses	4,479
Total Assets	227,297,800
Liabilities:
Payable to custodian	223,979
Distributions payable	21,875
Payable for investments purchased	4,665,617
Payable for investment advisory fees	126,612
Payable for payroll expenses	45,959
Payable for accounting fees	7,500
Other accrued expenses	169,827
Total Liabilities	5,261,369
Preferred Shares:
Series A Cumulative Preferred Shares (5.250%, $25 liquidation value, $0.01 par value, unlimited shares authorized with 1,200,000 shares issued and outstanding)	30,000,000
Net Assets Attributable to Common Shareholders	$192,036,431
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$117,393,340
Total distributable earnings	74,643,091
Net Assets	$192,036,431

Net Asset Value per Common Share:
($192,036,431 ÷ 13,499,458 shares outstanding at $0.01 par value; unlimited number of shares authorized)	$14.23
Statement of Operations
For the Six Months Ended March 31, 2021 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $1,744)	$998,630
Interest	800,212
Total Investment Income	1,798,842
Expenses:
Investment advisory fees	735,184
Trustees’ fees	61,329
Shareholder communications expenses	45,011
Payroll expenses	36,560
Legal and audit fees	34,552
Accounting fees	22,500
Shareholder services fees	14,729
Custodian fees	9,316
Interest expense	782
Miscellaneous expenses	32,346
Total Expenses	992,309
Expenses paid indirectly by broker (See Note 3)	(667)
Net Expenses	991,642
Net Investment Income	807,200
Net Realized and Unrealized Gain on
Investments:
Net realized gain on investments	14,562,853
Net change in unrealized appreciation/depreciation: on investments	14,010,245
Net Realized and Unrealized Gain on Investments	28,573,098
Net Increase in Net Assets Resulting from Operations	29,380,298
Total Distributions to Preferred Shareholders	(787,500)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$28,592,798

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020

Operations:
Net investment income	$807,200		$2,130,947
Net realized gain on investments	14,562,853		17,428,197
Net change in unrealized appreciation/depreciation on investments	14,010,245		15,480,172
Net Increase in Net Assets Resulting from Operations	29,380,298		35,039,316
Distributions to Preferred Shareholders from accumulated earnings	(787,500	)*	(1,575,000)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	28,592,798		33,464,316
Distributions to Common Shareholders from accumulated earnings	(14,167,683	)*	(10,619,702)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	4,015,628		2,058,986
Net Increase in Net Assets from Fund Share Transactions	4,015,628		2,058,986
Net Increase in Net Assets Attributable to Common Shareholders	18,440,743		24,903,600

Net Assets Attributable to Common Shareholders:
Beginning of year	173,595,688		148,692,088
End of period	$192,036,431		$173,595,688

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	March 31, 2021		Year Ended September 30,
	(Unaudited)		2020		2019		2018		2017		2016
Operating Performance:
Net asset value, beginning of year	$13.15		$11.42		$11.07		$10.18		$9.60		$9.45
Net investment income	0.07		0.16		0.20		0.17		0.18		0.20
Net realized and unrealized gain on investments	2.15		2.50		0.77		1.33		0.93		0.76
Total from investment operations	2.22		2.66		0.97		1.50		1.11		0.96
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.01)		(0.03)		(0.05)		(0.00	)(b)	—
Net realized gain	(0.05	)*	(0.11)		(0.09)		(0.07)		(0.00	)(b)	—
Total distributions to preferred shareholders	(0.06)		(0.12)		(0.12)		(0.12)		(0.00	)(b)	—
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2.16		2.54		0.85		1.38		1.11		0.96
Distributions to Common Shareholders:
Net investment income	(0.27	)*	(0.14)		(0.12)		(0.19)		(0.23)		(0.26)
Net realized gain	(0.80	)*	(0.67)		(0.37)		(0.29)		(0.21)		(0.53)
Total distributions to common shareholders	(1.07)		(0.81)		(0.49)		(0.48)		(0.44)		(0.79)
Fund Share Transactions:
Decrease in net asset value from common shares issued upon reinvestment of distributions	(0.01)		(0.00	)(b)	(0.01)		(0.01)		(0.01)		(0.04)
Increase in net asset value from repurchase of common shares (includes transaction costs)	—		—		—		—		0.01		0.02
Offering costs for preferred shares charged to paid-in capital	—		—		—		(0.00	)(b)	(0.09)		—
Total Fund share transactions	(0.01)		(0.00	)(b)	(0.01)		(0.01)		(0.09)		(0.02)
Net Asset Value Attributable to Common Shareholders, End of Period	$14.23		$13.15		$11.42		$11.07		$10.18		$9.60
NAV total return†	16.86%		23.56%		7.89%		13.85%		10.89%		10.64%
Market value, end of period	$13.52		$11.55		$10.49		$10.31		$9.26		$8.19
Investment total return††	26.36%		18.60%		6.98%		17.08%		18.89%		15.98%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$222,036		$203,596		$178,692		$173,192		$161,015		—
Net assets attributable to common shares, end of period (in 000’s)	$192,036		$173,596		$148,692		$143,192		$131,015		$123,905
Ratio of net investment income to average net assets attributable to common shares	0.84	%(c)	1.36%		1.80%		1.64%		1.92%		2.19%
Ratio of operating expenses to average net assets attributable to common shares(d)	1.04	%(c)(e)	1.23	%(e)	1.20	%(e)	1.18	%(e)	1.08	%(e)	1.10%
Portfolio turnover rate	20.6%		51.6%		52.1%		34.6%		32.0%		38.0%

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Financial Highlights (Continued)

	Six Months Ended
	March 31, 2021	Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Cumulative Preferred Shares:
5.250% Series A Preferred
Liquidation value, end of period (in 000’s)	$30,000	$30,000	$30,000	$30,000	$30,000	—
Total shares outstanding (in 000’s)	1,200	1,200	1,200	1,200	1,200	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value(f)	$26.13	$25.59	$24.64	$24.56	$25.14	—
Asset coverage per share	$185.03	$169.66	$148.91	$144.33	$134.18	—
Asset Coverage	740%	679%	596%	577%	537%	—

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the year.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, and 2017 would have been 0.90%, 1.03%, 0.99%, 0.96%, and 1.07%, respectively.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited)

1. Organization. Ellsworth Growth and Income Fund Ltd., organized as a Delaware statutory trust, operates as a diversified closed-end management investment company, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced in July 1986.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (b)	—	$154,554,716	—	$154,554,716
Convertible Preferred Stocks:
Business Services	—	—	$452,399	452,399
Other Industries (b)	$4,547,211	—	—	4,547,211
Total Convertible Preferred Stocks	4,547,211	—	452,399	4,999,610
Mandatory Convertible Securities:
Financial Services	1,200,000	1,949,969	—	3,149,969
Other Industries (b)	18,615,985	—	—	18,615,985
Total Mandatory Convertible Securities	19,815,985	1,949,969	—	21,765,954
Common Stocks (b)	33,084,746	423,000	—	33,507,746
Warrants (b)	—	—	0	0
U.S. Government Obligations	—	4,383,915	—	4,383,915
TOTAL INVESTMENTS IN SECURITIES	$57,447,942	$161,311,600	$452,399	$219,211,941

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2021, the Fund did not have transfers into or out of Level 3.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for the Fund for which significant unobservable inputs were used to determine fair value.

Ellsworth Growth and Income Fund	Balance as of 09/30/20	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/21	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 03/31/21†
INVESTMENTS IN SECURITIES:
Assets (Market Value):
EQUITY CONTRACTS:
Convertible Preferred
Stocks (a)	$452,399	—	—	—	—	—	—	—	$452,399	—
Warrants (a)	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$452,399	—	—	—	—	—	—	—	$452,399	—

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended March 31, 2021, the Fund did not incur periodic expenses charged by Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 20% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security held as of March 31, 2021, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date,

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. For certain securities known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.250% Series A Cumulative Preferred Shares (Series A Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the fiscal year ended September 30, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$4,755,492	$705,283
Net long term capital gains	5,864,210	869,717
Total distributions paid	$10,619,702	$1,575,000

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$157,046,236	$64,220,344	$(2,054,639)	$62,165,705

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets including the liquidation value of preferred stock and 0.55% of the Fund’s average weekly net assets including the liquidation value of preferred stock in excess of $100,000,000. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $44,378,843 and $54,989,260, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended March 31, 2021 and the fiscal year ended September 30, 2020, the Fund did not repurchase any shares.

Transactions in common shares of beneficial interest for the six months ended March 31, 2021 and the fiscal year ended September 30, 2020 were as follows:

Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon
reinvestment of distributions	294,401	$4,015,628	181,890	$2,058,986

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

On September 18, 2017, the Fund issued 1,200,000 shares of Series A Preferred, receiving $28,855,381, after the deduction of offering expenses of $199,619 and underwriting fees of $945,000. The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.250%. The Series A Preferred is noncallable before September 18, 2022. At March 31, 2021, 1,200,000 shares of Series A Preferred were outstanding and accrued dividends amounted to $21,875. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than the $25 liquidation value per share.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Series A Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Series A Preferred generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Series A Preferred, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Series A Preferred, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Series A Preferred and of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Transactions with Affiliates and Other Arrangements. As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended March 31, 2021, the Fund accrued $36,560 in payroll expenses in the Statement of Operations.

During the six months ended March 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $667.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2021, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Daniel D. Harding, and Nicolas W. Platt as Trustees of the Fund, with 8,693,051 votes, 12,111,976 votes, and 12,107,674 votes cast in favor of these Trustees, and 3,582,587 votes, 163,662 votes, and 167,965 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Kuni Nakamura as a Trustee of the Fund, with 901,303 votes cast in favor of this Trustee and 18,514 votes withheld for this Trustee.

Kinchen C. Bizzell, Elizabeth C. Bogan, James P. Conn, James A. Dinsmore, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of Ellsworth Growth & Income Fund Ltd. to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

Ellsworth Growth and Income Fund Ltd.
c/o American Stock Transfer
6201 15th Avenue
Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 888-0314.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, for the first three calendar quarter distributions, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE American trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. For the fourth calendar quarter distribution when the market price is lower, the Fund will issue shares at the market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE American, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $100 to $10,000. AST will use these funds to purchase shares in the open market on or about the 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

ELLSWORTH GROWTH AND INCOME FUND LTD.

AND YOUR PERSONAL PRIVACY

Who are we?

The Ellsworth Growth and Income Fund Ltd. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the NYSE American, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Ellsworth Growth and Income Fund Ltd.

One Corporate Center
Rye, NY 10580-1422

(Y)our Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XECFX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10.0% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

ELLSWORTH GROWTH AND INCOME FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Kinchen C. Bizzell
Former Managing Director,
CAVU Securities

Elizabeth C. Bogan
Senior Lecturer, Economics
Princeton University

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

James A. Dinsmore, CFA
Portfolio Manager,
Gabelli Funds, LLC

Frank J. Fahrenkopf, Jr.
Former President &
Chief Executive Officer,
American Gaming Association

Daniel D. Harding
Managing General Partner,
Global Equity Income Fund

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Kuni Nakamura
President,
Advanced Polymer, Inc.

Nicolas W. Platt
Former Managing Director,
FTI Consulting Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International Inc.

OFFICERS

James A. Dinsmore, CFA
President

John C. Ball
Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Laurissa M. Martire
Vice President & Ombudsman

Bethany A. Uhlein
Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

American Stock Transfer and
Trust Company

ECF Q1/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective April 30, 2021, Ms. Jane O’Keeffe retired as a portfolio manager of the Fund. Ms. O’Keeffe will be a consultant to the portfolio management team of Mr. Thomas Dinsmore, CFA, and Mr. James Dinsmore, CFA.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 10/01/2020 through 10/31/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 13,205,057 Preferred Series A – 1,200,000
Month #2 11/01/2020 through 11/30/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 13,205,057 Preferred Series A – 1,200,000
Month #3 12/01/2020 through 12/31/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 13,499,458 Preferred Series A – 1,200,000
Month #4 01/01/2021 through 01/31/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 13,499,458 Preferred Series A – 1,200,000
Month #5 02/01/2021 through 02/28/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 13,499,458 Preferred Series A – 1,200,000
Month #6 03/01/2021 through 03/31/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 13,499,458 Preferred Series A – 1,200,000
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ellsworth Growth and Income Fund Ltd.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	May 28, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	May 28, 2021

* Print the name and title of each signing officer under his or her signature.